Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2025, 2024 and 2023 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2025	2024	2023*
Collaborative research funding	29,972	404,102	1,612,953
Fair value of services received at zero cost from Neurosterix Group	141,018	—	—
Other service income	1,870	5,940	4,235
Total	172,860	410,042	1,617,188

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2025	2024	2023*
Indivior PLC	29,972	404,102	1,612,953
Neurosterix Group	141,018	—	—
Other counterparties	1,870	5,940	4,235
Total	172,860	410,042	1,617,188

For more detail, refer to note 15, “Revenue from contract with customer” and note 16 “Other Income”.

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2025	2024
Switzerland	4,683,813	7,136,602
France	335	338
Total	4,684,148	7,136,940

The geographical analysis of operating costs is as follows:

	2025	2024	2023*
Switzerland	2,974,125	3,129,444	3,844,670
United States of America	8,942	31,276	11,117
France	4,391	4,555	4,368
Total operating costs (note 17)	2,987,458	3,165,275	3,860,155

There was capital expenditure of CHF 1,273 in 2024 and CHF 6,842 in 2023. In 2025, the capital expenditure was nil.